                               FAEGRE & BENSON LLP
                2200 WELLS FARGO CENTER, 90 SOUTH SEVENTH STREET
                        MINNEAPOLIS, MINNESOTA 55402-3901
                             TELEPHONE 612-336-3000
                             FACSIMILE 612-336-3026



                                December 12, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549

     Re:   Great Hall Investment Funds, Inc. - SEC File Nos. 33-41395 and
           811-6340
           Certification regarding Statement of Additional
           Information pursuant to Rule 497(j)
           ---------------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of Great Hall Investment Funds, Inc. (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Funds' Statement of Additional Information dated December 1, 2000 would not have differed from that contained in the most recent Post-Effective Amendment to the Company's Registration Statement on Form N-1A, which was filed electronically on December 1, 2000.



                                Very truly yours,

                              /s/ Mark M. Strefling

                                Mark M. Strefling